Inventories and contracts in progress and other assets (Tables)	12 Months Ended
Dec. 31, 2018
Inventory and contract in progress [abstract]
Disclosure of other non-current assets table [text block]
	As of December 31,
in 000€	2018	2017	2016
Tax credits	3,006	2,446	1,766
Guarantees and deposits	405	362	342
Non-current receivable on joint venture	1,096	804	−
Non-listed equity investments	2,701	−	−
Other	29	55	46
Total non-current assets	7,237	3,667	2,154

Disclosure of inventories and contracts in progress [text block]
	As of December 31,
in 000€	2018	2017*	2016
Raw materials	5,616	4,970	4,297
Work in progress	2,151	3,377	1,538
Finished goods	1,390	1,414	880
Contracts in progress	829	1,266	1,155
Total inventories and contracts in progress	9,986	11,027	7,870

Disclosure of other current assets table [text block]
	As of December 31,
in 000€	2018	2017*	2016
Deferred charges	2,046	2,021	1,483
Tax credits	185	219	176
Accrued income	958	524	666
Other tax receivables	2,286	2,910	604
Other non-trade receivables	1,461	2,001	1,552
Total current assets	6,936	7,675	4,481